Investment Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Investment Income (Loss) [Abstract]
Summary of Interest and Fee Revenue

	Year ended December 31
	2025	2024
Interest income from investments at amortized cost	1,432	3,644
Interest and fee income from investments at fair value through profit and loss ("FVTPL")	—	3,859
Interest income from cash	6,004	8,134
Gain (loss) on marketable securities	378	(86)
	7,814	15,551